Long-Term Debt - Maturity (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023		$ 598
2024		0
2025		0
2026		0
2027 and thereafter		2,037
Total	[1]	$ 2,635	$ 2,649

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.